CREDIT LOSSES (Schedule of Allowance for Credit Losses) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Credit Losses Schedule Of Allowance For Credit Losses
Balance, at beginning of period	$ 4,236
Cumulative effect of adoption of ASU Topic 326	700
Provision for expected credit losses	751
Amounts written off charged against the allowance and others	(148)
Balance, at end of period	$ 5,539